Guggenheim High Yield Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class R6 Shares [Member] | Guggenheim High Yield Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	7.03%	8.07%	12.45%	(9.04%)	5.50%	5.23%	12.22%	(2.89%)